SA Multi-Managed Diversified Fixed Income Portfolio N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026